Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of operating segments [line items]
Underlying net interest income	£ 7,105	£ 6,752	£ 6,478
Underlying other income	3,521	3,284	2,908
Underlying income, net of underlying operating lease depreciation	10,626	10,036	9,386
Underlying operating costs	(5,717)	(6,526)	(5,440)
Underlying impairment charge	(616)	(353)	(442)
Profit before tax	4,293	3,157	3,504
Loans and advances to customers	491,678	481,463	471,598
External assets	994,157	944,072	919,282
Customer deposits	500,859	496,457	493,932
External liabilities	946,920	896,205	872,411
Adjustments for profit (loss) on disposal of operating lease assets	(32)	(7)	(3)
Underlying basis
Disclosure of operating segments [line items]
Underlying net interest income	7,278	6,980	6,655
Underlying other income	3,310	3,151	2,969
Total underlying income	10,588	10,131	9,624
Underlying operating lease depreciation	(841)	(744)	(710)
Underlying income, net of underlying operating lease depreciation	9,747	9,387	8,914
Underlying operating costs	(4,876)	(4,887)	(4,874)
Remediation	(39)	(931)	(37)
Total underlying costs	(4,915)	(5,818)	(4,911)
Underlying impairment charge	(617)	(353)	(442)
Profit before tax	4,215	3,216	3,561
External income	10,588	10,131	9,624
External operating lease depreciation	(841)	(744)	(710)
Inter-segment (expense) income	0	0	0
Retail £m
Disclosure of operating segments [line items]
Loans and advances to customers	395,450	390,616	382,211
External assets	410,016	404,882	396,606
Customer deposits	321,836	325,169	323,365
External liabilities	328,921	331,244	329,493
Retail £m | Underlying basis
Disclosure of operating segments [line items]
Underlying net interest income	5,139	4,928	4,709
Underlying other income	1,406	1,360	1,276
Total underlying income	6,545	6,288	5,985
Underlying operating lease depreciation	(835)	(739)	(706)
Underlying income, net of underlying operating lease depreciation	5,710	5,549	5,279
Underlying operating costs	(2,872)	(2,885)	(2,922)
Remediation	(17)	(890)	(41)
Total underlying costs	(2,889)	(3,775)	(2,963)
Underlying impairment charge	(565)	(392)	(342)
Profit before tax	2,256	1,382	1,974
External income	8,339	8,006	7,377
External operating lease depreciation	(835)	(739)	(706)
Inter-segment (expense) income	(1,794)	(1,718)	(1,392)
Commercial Banking
Disclosure of operating segments [line items]
Loans and advances to customers	96,211	90,307	88,716
External assets	162,481	147,186	151,336
Customer deposits	178,623	171,063	170,217
External liabilities	228,374	211,175	215,329
Commercial Banking | Underlying basis
Disclosure of operating segments [line items]
Underlying net interest income	2,014	1,904	1,766
Underlying other income	889	899	926
Total underlying income	2,903	2,803	2,692
Underlying operating lease depreciation	(6)	(5)	(4)
Underlying income, net of underlying operating lease depreciation	2,897	2,798	2,688
Underlying operating costs	(1,409)	(1,459)	(1,394)
Remediation	(12)	(27)	0
Total underlying costs	(1,421)	(1,486)	(1,394)
Underlying impairment charge	(51)	40	(100)
Profit before tax	1,425	1,352	1,194
External income	1,855	1,732	1,767
External operating lease depreciation	(6)	(5)	(4)
Inter-segment (expense) income	1,048	1,071	925
Insurance, Pensions and Investments £m
Disclosure of operating segments [line items]
Loans and advances to customers	0	0	0
External assets	233,494	218,137	197,520
Customer deposits	0	0	0
External liabilities	228,282	213,520	192,760
Insurance, Pensions and Investments £m | Underlying basis
Disclosure of operating segments [line items]
Underlying net interest income	(71)	(73)	(78)
Underlying other income	818	742	689
Total underlying income	747	669	611
Underlying operating lease depreciation	0	0	0
Underlying income, net of underlying operating lease depreciation	747	669	611
Underlying operating costs	(494)	(467)	(466)
Remediation	(7)	(13)	(2)
Total underlying costs	(501)	(480)	(468)
Underlying impairment charge	(1)	(3)	1
Profit before tax	245	186	144
External income	829	746	690
External operating lease depreciation	0	0	0
Inter-segment (expense) income	(82)	(77)	(79)
Other £m
Disclosure of operating segments [line items]
Loans and advances to customers	17	540	671
External assets	188,166	173,867	173,820
Customer deposits	400	225	350
External liabilities	161,343	140,266	134,829
Other £m | Underlying basis
Disclosure of operating segments [line items]
Underlying net interest income	196	221	258
Underlying other income	197	150	78
Total underlying income	393	371	336
Underlying operating lease depreciation	0	0	0
Underlying income, net of underlying operating lease depreciation	393	371	336
Underlying operating costs	(101)	(76)	(92)
Remediation	(3)	(1)	6
Total underlying costs	(104)	(77)	(86)
Underlying impairment charge	0	2	(1)
Profit before tax	289	296	249
External income	(435)	(353)	(210)
External operating lease depreciation	0	0	0
Inter-segment (expense) income	£ 828	£ 724	£ 546